Offsets	Dec. 05, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	000-24993
Initial Filing Date	Dec. 05, 2025
Fee Offset Claimed	$ 107,366.43
Offset Note	The Company previously paid $107,366.43 upon the filing of its Schedule 14A on December 5, 2025 in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Golden Entertainment, Inc.
Form or Filing Type	SC 14A
File Number	000-24993
Filing Date	Dec. 05, 2025
Fee Paid with Fee Offset Source	$ 107,366.43
Offset Note	The Company previously paid $107,366.43 upon the filing of its Schedule 14A on December 5, 2025 in connection with the transaction reported hereby.